SHARE BASED COMPENSATION (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 21, 2018	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020	Jun. 03, 2021	Jun. 01, 2021	May 04, 2021	Jan. 02, 2021	Jan. 02, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized		170,000,000		170,000,000		170,000,000	170,000,000	300,000,000	170,000,000
Stock compensation expense		$ 23,000	$ 215,000	$ 49,000	$ 451,000	$ 566,000	$ 891,000
Stock options grants						625	8,063
Fair value, grant						$ 25.60	$ 38.40
Intrinsic value of options exercised						$ 162	$ 0
Allocated share based compensation expense						500,000	$ 700,000
Unrecognized compensation cost related to outstanding stock options		$ 101,000,000,000		$ 101,000,000,000		$ 200,000
Unrecognized compensation cost related to non-vested remaining weighted average vesting period				1 year 1 month 28 days		1 year 7 months 9 days
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options grants							813
Weighted average remaining contractual term							10 years
Share based payment award vesting period							3 years
Exercise price							$ 52.80
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, nonvested, number of shares		625		625
Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options grants						625	7,250
Weighted average remaining contractual term						10 years	10 years
Share based payment award vesting period						3 years	3 years
Exercise price						$ 31.20
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of equity purchases value						$ 3,000	$ 5,000
Employee Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, common stock, shares						69	110
Stock compensation expense						$ 67,000	$ 200,000
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized								300,000,000
Maximum [Member] | Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price							$ 52.80
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized								170,000,000
Minimum [Member] | Employee Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price							$ 39.20
2015 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for issuance under plan						64,100					2,083	2,083
2015 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized										75,000
2015 Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized										10,972
2018 Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Employee Stock Ownership Plan (ESOP), Plan Description	the Company’s shareholders on March 21, 2018. The 2018 ESPP allows employees to purchase common stock of the Company at a 15% discount to the market price on designated exercise dates. Employees were eligible to participate in the 2018 ESPP beginning May 1, 2018. 12,500 shares of the Company’s Common stock were reserved for issuance under the 2018 ESPP.
Advaxis public offerings, net of offering costs, shares						12	176
Stock Split [Member] | 2015 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock						3,000
Stock Split [Member] | 2015 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock						542